                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended: December 31, 2008
 ---------------------------------------------

 Check here if Amendment  [X];    Amendment Number:          1
 This Amendment (Check Only one).:
       [X]  is a restatement.
       [ ]  adds new holding entries.

 Institutional Investment Manager Filing this Report:
 ---------------------------------------------------

 Name: Legal & General Investment Management Limited

 Address: One Coleman Street,London,,EC2R 5AA,England

 Form 13F File Number :

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf Of Reporting Manager:


 Name:             Tim Breedon

 Title:            Group Director

 Phone:            00-44203-124-2002

 Signature, Place, and Date of Signing:


 \s\ Tim Breedon          London, England          May 29, 2009

 Report Type (Check Only One.):
 -----------------------------

 [ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this file reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 -------------------------------------------------

 Form 13F File Number   Name

 28-1490                Legal & General Group Plc

                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended: December 31, 2008
 ---------------------------------------------

 Check here if Amendment  [X];    Amendment Number:          1
 This Amendment (Check Only one).:
       [X]  is a restatement.
       [ ]  adds new holding entries.

 Institutional Investment Manager Filing this Report:
 ---------------------------------------------------

 Name: Legal & General Asset Management (France)

 Address: 58 rue de la Victorie,75440,Paris,cedex 09,France

 Form 13F File Number :

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf Of Reporting Manager:


 Name:             Tim Breedon

 Title:            Group Director

 Phone:            00-44203-124-2002

 Signature, Place, and Date of Signing:


 \s\ Tim Breedon          London, England          May 29, 2009

 Report Type (Check Only One.):
 -----------------------------

 [ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this file reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 -------------------------------------------------

 Form 13F File Number   Name

 28-1490                Legal & General Group Plc

                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


 Report for the Calendar Year or Quarter Ended: December 31, 2008
 ---------------------------------------------

 Check here if Amendment  [X];    Amendment Number:          1
 This Amendment (Check Only one).:
       [X]  is a restatement.
       [ ]  adds new holding entries.

 Institutional Investment Manager Filing this Report:
 ---------------------------------------------------

 Name: L&G Portfolio Managers Limited

 Address: One Coleman Street,London,,EC2R 5AA,England

 Form 13F File Number :

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf Of Reporting Manager:


 Name:             Tim Breedon

 Title:            Group Director

 Phone:            00-44203-124-2002

 Signature, Place, and Date of Signing:


 \s\ Tim Breedon          London, England          May 29, 2009

 Report Type (Check Only One.):
 -----------------------------

 [ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [X]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this file reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 -------------------------------------------------

 Form 13F File Number   Name

 28-1490                Legal & General Group Plc